OTHER PAYABLES AND ACCRUALS (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Payables For Purchase Of Property Plant And Equipment [Member] CNY	Dec. 31, 2012 Payables For Purchase Of Property Plant And Equipment [Member] CNY	Dec. 31, 2013 Payables For Project Assets [Member] CNY	Dec. 31, 2012 Payables For Project Assets [Member] CNY	Dec. 31, 2013 Government Grants Related To Assets [Member] CNY	Dec. 31, 2012 Government Grants Related To Assets [Member] CNY	Dec. 31, 2013 Value -Added Tax And Other Tax Payable [Member] CNY	Dec. 31, 2012 Value -Added Tax And Other Tax Payable [Member] CNY	Dec. 31, 2013 Freight Payables [Member] CNY	Dec. 31, 2012 Freight Payables [Member] CNY	Dec. 31, 2013 Accrued Utilities Rentals And Interest [Member] CNY	Dec. 31, 2012 Accrued Utilities Rentals And Interest [Member] CNY	Dec. 31, 2013 Contracted Labor Fee [Member] CNY	Dec. 31, 2012 Contracted Labor Fee [Member] CNY	Dec. 31, 2013 Accrued Warranty Cost [Member] CNY	Dec. 31, 2012 Accrued Warranty Cost [Member] CNY	Dec. 31, 2013 Commision Payables [Member] CNY	Dec. 31, 2012 Commision Payables [Member] CNY	Dec. 31, 2013 Accrued Professional Service Fees [Member] CNY	Dec. 31, 2012 Accrued Professional Service Fees [Member] CNY	Dec. 31, 2013 Others [Member] CNY	Dec. 31, 2012 Others [Member] CNY
Other Liabilities [Line Items]
Other payables and accruals	$ 137,167,941	830,373,565	817,393,146	209,168,858	253,431,693	282,999,774	184,623,149	53,150,000	181,160,000	26,032,624	26,545,382	71,588,840	28,799,192	21,296,512	35,204,650	28,579,830	19,593,436	36,133,758	21,179,367	28,359,421	2,020,242	9,217,250	13,844,655	63,846,698	50,991,380